UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
November 30
Date of Fiscal Year End
May 31, 2012
Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance Parametric Structured Currency Fund Semiannual Report May 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2012
Eaton Vance
Parametric Structured Currency Fund
Table of Contents

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	21
Officers and Trustees	24
Important Notices	25

Eaton Vance
Parametric Structured Currency Fund
May 31, 2012
Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC
Performance1,2

		Since
% Cumulative Total Returns	Inception Date	Inception

Class A at NAV	12/30/2011	-1.40%
Class A with 2.25% Maximum Sales Charge	—	-3.62
Class I at NAV	12/30/2011	-1.30

Barclays Capital Global Ex-USD Benchmark Currency (Trade-Weighted) Index	12/30/2011	-1.47%

% Total Annual Operating Expense Ratios[3]	Class A	Class I

Gross	1.10%	0.85%
Net	0.90	0.65
Fund Profile

Foreign Currency Exposure (% of net assets)4

Australia	3.4%	New Zealand	3.4%
Brazil	3.4	Norway	3.4
Canada	3.4	Peru	3.4
Chile	3.3	Philippines	3.4
China	3.4	Poland	3.3
Colombia	3.4	Russia	3.2
Czech Republic	3.3	Singapore	3.4
Euro	3.3	South Africa	3.4
Hungary	3.4	South Korea	3.4
India	3.3	Sweden	3.4
Indonesia	3.5	Switzerland	3.3
Israel	3.4	Taiwan	3.4
Japan	3.5	Thailand	3.4
Malaysia	3.4	Turkey	3.4
Mexico	3.3	United Kingdom	3.3
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Parametric Structured Currency Fund
May 31, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital Global Ex-USD Benchmark Currency (Trade-Weighted) Index is an unmanaged index tracking the performance of 1-month FX positions in a basket of currencies versus the U.S. Dollar. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/13. Without the reimbursement, performance would have been lower.

[4]	Currency exposures reflect currency derivative holdings.

Fund profile subject to change due to active management.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 30, 2011 – May 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2011 – May 31, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(12/30/11)	(5/31/12)	(12/30/11 – 5/31/12)	Ratio

Actual*
Class A	$1,000.00	$986.00	$3.76 ***	0.90%
Class I	$1,000.00	$987.00	$2.72 ***	0.65%
*    The Fund had not commenced operations on December 1, 2011. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 154/366 (to reflect the period from commencement of operations on December 30, 2011 to May 31, 2012). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 30, 2011.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(12/1/11)	(5/31/12)	(12/1/11 – 5/31/12)	Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.55 ***	0.90%
Class I	$1,000.00	$1,021.80	$3.29 ***	0.65%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 30, 2011.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Portfolio of Investments (Unaudited)

Short-Term Investments — 105.7%

U.S. Treasury Obligations — 73.7%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 12/13/12	$700	$699,640
U.S. Treasury Bill, 0.00%, 5/2/13	1,400	1,397,822

Total U.S. Treasury Obligations
(identified cost $2,097,356)		$2,097,462

Other — 32.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(1)	$912	$911,764

Total Other
(identified cost $911,764)		$911,764

Total Short-Term Investments
(identified cost $3,009,120)		$3,009,226

Other Assets, Less Liabilities — (5.7)%		$(162,180)

Net Assets — 100.0%		$2,847,046

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2012.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2012

Unaffiliated investments, at value (identified cost, $2,097,356)	$2,097,462
Affiliated investment, at value (identified cost, $911,764)	911,764
Interest receivable from affiliated investment	81
Receivable for Fund shares sold	869
Receivable for open forward foreign currency exchange contracts	2,092
Receivable from affiliates	10,997

Total assets	$3,023,265

Liabilities

Payable for open forward foreign currency exchange contracts	$130,365
Payable for Fund shares redeemed	2,485
Payable to affiliates:
Investment adviser and administration fee	1,051
Distribution and service fees	22
Accrued expenses	42,296

Total liabilities	$176,219

Net Assets	$2,847,046

Sources of Net Assets

Paid-in capital	$2,934,837
Accumulated net realized gain	43,346
Accumulated net investment loss	(2,970)
Net unrealized depreciation	(128,167)

Total	$2,847,046

Class A Shares

Net Assets	$130,449
Shares Outstanding	13,227
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.86
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.09

Class I Shares

Net Assets	$2,716,597
Shares Outstanding	275,180
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.87

On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Statement of Operations (Unaudited)

Period Ended
Investment Income	May 31, 2012(1)

Interest	$419
Interest allocated from affiliated investment	222
Expenses allocated from affiliated investment	(35)

Total investment income	$606

Expenses

Investment adviser and administration fee	$2,979
Distribution and service fees
Class A	40
Trustees’ fees and expenses	270
Custodian fee	11,899
Transfer and dividend disbursing agent fees	519
Legal and accounting services	15,876
Printing and postage	3,018
Registration fees	33,837
Miscellaneous	746

Total expenses	$69,184

Deduct —
Allocation of expenses to affiliates	$65,608

Total expense reductions	$65,608

Net expenses	$3,576

Net investment loss	$(2,970)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions allocated from affiliated investment	$2
Forward foreign currency exchange contract transactions	43,344

Net realized gain	$43,346

Change in unrealized appreciation (depreciation) —
Investments	$106
Forward foreign currency exchange contracts	(128,273)

Net change in unrealized appreciation (depreciation)	$(128,167)

Net realized and unrealized loss	$(84,821)

Net decrease in net assets from operations	$(87,791)

(1)	For the period from the start of business, December 30, 2011, to May 31, 2012.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Statement of Changes in Net Assets

Period Ended
May 31, 2012
Increase (Decrease) in Net Assets	(Unaudited)(1)

From operations —
Net investment loss	$(2,970)
Net realized gain from investment and forward foreign currency exchange contract transactions	43,346
Net change in unrealized appreciation (depreciation) from investments and forward foreign currency exchange contracts	(128,167)

Net decrease in net assets from operations	$(87,791)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$135,150
Class I	2,802,570
Cost of shares redeemed
Class A	(148)
Class I	(2,735)

Net increase in net assets from Fund share transactions	$2,934,837

Net increase in net assets	$2,847,046

Net Assets

At beginning of period	$—

At end of period	$2,847,046

Accumulated net investment loss included in net assets

At end of period	$(2,970)

(1)	For the period from the start of business, December 30, 2011, to May 31, 2012.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Financial Highlights

	Class A

	Period Ended
	May 31, 2012
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.033)
Net realized and unrealized loss	(0.107)

Total loss from operations	$(0.140)

Net asset value — End of period	$9.860

Total Return(3)	(1.40	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$130
Ratios (as a percentage of average daily net assets):
Expenses	0.90	%(5)(6)
Net investment loss	(0.77	)%(6)
Portfolio Turnover	0	%(4)

(1)	For the period from the start of business, December 30, 2011, to May 31, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 11.94% of average daily net assets for the period from the start of business, December 30, 2011, to May 31, 2012). Absent this subsidy, total return would have been lower.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Financial Highlights — continued

	Class I

	Period Ended
	May 31, 2012
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.023)
Net realized and unrealized loss	(0.107)

Total loss from operations	$(0.130)

Net asset value — End of period	$9.870

Total Return(3)	(1.30	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,717
Ratios (as a percentage of average daily net assets):
Expenses	0.65	%(5)(6)
Net investment loss	(0.53	)%(6)
Portfolio Turnover	0	%(4)

(1)	For the period from the start of business, December 30, 2011, to May 31, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 11.94% of average daily net assets for the period from the start of business, December 30, 2011, to May 31, 2012). Absent this subsidy, total return would have been lower.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Parametric Structured Currency Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on December 30, 2011. The Fund’s investment objective is to protect against depreciation of the U.S. dollar relative to other currencies. The Fund expects to gain exposure to non-dollar currencies primarily through positions in monthly or other short-dated forward currency contracts or other derivative instruments backed by holdings of U.S. Treasury bills and other short-term U.S. government obligations. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J Interim Financial Statements — The interim financial statements relating to May 31, 2012 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended May 31, 2012, the investment adviser and administration fee amounted to $2,979 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 31, 2013. Pursuant to this agreement, EVM and Parametric were allocated $65,608 in total of the Fund’s operating expenses for the period ended May 31, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended May 31, 2012, EVM earned $14 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended May 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

4 Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended May 31, 2012 amounted to $40 for Class A shares.

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended May 31, 2012, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

The Fund had no purchases and sales of long-term investments for the period ended May 31, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
May 31, 2012
Class A	(Unaudited)(1)

Sales	13,241
Redemptions	(14)

Net increase	13,227

Period Ended
May 31, 2012
Class I	(Unaudited)(1)

Sales	275,456
Redemptions	(276)

Net increase	275,180

(1)	For the period from the start of business, December 30, 2011, to May 31, 2012.

At May 31, 2012, an affiliate of EVM and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate approximately 94% of the value of the outstanding shares of the Fund.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,009,120

Gross unrealized appreciation	$106
Gross unrealized depreciation	—

Net unrealized appreciation	$106

9 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/13/12	Australian Dollar 2,020	United States Dollar 1,999	State Street Bank and Trust Co.	$(33)
6/13/12	Australian Dollar 1,988	United States Dollar 2,000	State Street Bank and Trust Co.	(65)
6/13/12	Australian Dollar 57,884	United States Dollar 58,107	State Street Bank and Trust Co.	(1,769)
6/13/12	Australian Dollar 37,155	United States Dollar 37,994	State Street Bank and Trust Co.	(1,831)
6/13/12	Brazilian Real 5,742	United States Dollar 2,856	State Street Bank and Trust Co.	(15)
6/13/12	Brazilian Real 74,105	United States Dollar 38,185	State Street Bank and Trust Co.	(1,513)
6/13/12	Brazilian Real 116,920	United States Dollar 59,898	State Street Bank and Trust Co.	(2,039)
6/13/12	British Pound Sterling 1,257	United States Dollar 2,003	State Street Bank and Trust Co.	(65)
6/13/12	British Pound Sterling 23,615	United States Dollar 38,238	State Street Bank and Trust Co.	(1,844)
6/13/12	British Pound Sterling 36,898	United States Dollar 59,403	State Street Bank and Trust Co.	(2,538)
6/13/12	Canadian Dollar 2,022	United States Dollar 1,999	State Street Bank and Trust Co.	(41)
6/13/12	Canadian Dollar 37,771	United States Dollar 38,228	State Street Bank and Trust Co.	(1,668)
6/13/12	Canadian Dollar 59,331	United States Dollar 59,531	State Street Bank and Trust Co.	(2,102)

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/13/12	Chilean Peso 1,552,231	United States Dollar 3,083	State Street Bank and Trust Co.	$(83)
6/13/12	Chilean Peso 18,614,235	United States Dollar 38,455	State Street Bank and Trust Co.	(2,485)
6/13/12	Chilean Peso 29,102,625	United States Dollar 59,393	State Street Bank and Trust Co.	(3,155)
6/13/12	Colombian Peso 3,681,156	United States Dollar 2,041	State Street Bank and Trust Co.	(29)
6/13/12	Colombian Peso 67,526,704	United States Dollar 38,296	State Street Bank and Trust Co.	(1,399)
6/13/12	Colombian Peso 105,151,139	United States Dollar 59,347	State Street Bank and Trust Co.	(1,893)
6/13/12	Czech Koruna 59,566	United States Dollar 2,981	State Street Bank and Trust Co.	(117)
6/13/12	Czech Koruna 38,886	United States Dollar 2,003	State Street Bank and Trust Co.	(133)
6/13/12	Czech Koruna 725,752	United States Dollar 38,130	State Street Bank and Trust Co.	(3,235)
6/13/12	Czech Koruna 1,137,533	United States Dollar 58,199	State Street Bank and Trust Co.	(3,505)
6/13/12	Euro 1,750	United States Dollar 2,227	State Street Bank and Trust Co.	(63)
6/13/12	Euro 29,066	United States Dollar 38,227	State Street Bank and Trust Co.	(2,285)
6/13/12	Euro 46,159	United States Dollar 59,753	State Street Bank and Trust Co.	(2,675)
6/13/12	Hungarian Forint 503,202	United States Dollar 2,097	State Street Bank and Trust Co.	(30)
6/13/12	Hungarian Forint 445,783	United States Dollar 2,001	State Street Bank and Trust Co.	(170)
6/13/12	Hungarian Forint 964,413	United States Dollar 4,140	State Street Bank and Trust Co.	(178)
6/13/12	Hungarian Forint 8,253,315	United States Dollar 37,908	State Street Bank and Trust Co.	(4,003)
6/13/12	Hungarian Forint 13,113,169	United States Dollar 58,499	State Street Bank and Trust Co.	(4,630)
6/13/12	Indian Rupee 108,724	United States Dollar 1,988	State Street Bank and Trust Co.	(57)
6/13/12	Indian Rupee 2,043,089	United States Dollar 37,798	State Street Bank and Trust Co.	(1,515)
6/13/12	Indian Rupee 3,200,842	United States Dollar 59,528	State Street Bank and Trust Co.	(2,686)
6/13/12	Indonesian Rupiah 18,972,260	United States Dollar 2,007	State Street Bank and Trust Co.	(5)
6/13/12	Indonesian Rupiah 18,744,720	United States Dollar 2,017	State Street Bank and Trust Co.	(39)

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/13/12	Indonesian Rupiah 354,464,094	United States Dollar 38,164	State Street Bank and Trust Co.	$(767)
6/13/12	Indonesian Rupiah 540,655,969	United States Dollar 58,135	State Street Bank and Trust Co.	(1,094)
6/13/12	Israeli Shekel 144,575	United States Dollar 38,183	State Street Bank and Trust Co.	(1,161)
6/13/12	Israeli Shekel 227,494	United States Dollar 59,622	State Street Bank and Trust Co.	(1,368)
6/13/12	Japanese Yen 4,724,482	United States Dollar 59,165	State Street Bank and Trust Co.	1,132
6/13/12	Japanese Yen 3,064,461	United States Dollar 38,151	State Street Bank and Trust Co.	960
6/13/12	Malaysian Ringgit 6,245	United States Dollar 2,002	State Street Bank and Trust Co.	(36)
6/13/12	Malaysian Ringgit 116,002	United States Dollar 38,147	State Street Bank and Trust Co.	(1,625)
6/13/12	Malaysian Ringgit 183,876	United States Dollar 59,729	State Street Bank and Trust Co.	(1,837)
6/13/12	Mexican Peso 36,537	United States Dollar 2,634	State Street Bank and Trust Co.	(90)
6/13/12	Mexican Peso 26,819	United States Dollar 2,003	State Street Bank and Trust Co.	(136)
6/13/12	Mexican Peso 795,024	United States Dollar 58,757	State Street Bank and Trust Co.	(3,412)
6/13/12	Mexican Peso 496,654	United States Dollar 38,090	State Street Bank and Trust Co.	(3,515)
6/13/12	New Turkish Lira 4,608	United States Dollar 2,513	State Street Bank and Trust Co.	(50)
6/13/12	New Turkish Lira 67,940	United States Dollar 38,232	State Street Bank and Trust Co.	(1,907)
6/13/12	New Turkish Lira 107,148	United States Dollar 59,560	State Street Bank and Trust Co.	(2,272)
6/13/12	New Zealand Dollar 4,124	United States Dollar 3,146	State Street Bank and Trust Co.	(40)
6/13/12	New Zealand Dollar 2,549	United States Dollar 2,005	State Street Bank and Trust Co.	(85)
6/13/12	New Zealand Dollar 47,314	United States Dollar 37,808	State Street Bank and Trust Co.	(2,171)
6/13/12	New Zealand Dollar 74,250	United States Dollar 58,381	State Street Bank and Trust Co.	(2,456)
6/13/12	Norwegian Krone 14,200	United States Dollar 2,377	State Street Bank and Trust Co.	(56)
6/13/12	Norwegian Krone 219,911	United States Dollar 38,267	State Street Bank and Trust Co.	(2,316)
6/13/12	Norwegian Krone 350,922	United States Dollar 59,870	State Street Bank and Trust Co.	(2,502)

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/13/12	Peruvian New Sol 157,934	United States Dollar 59,463	State Street Bank and Trust Co.	$(1,165)
6/13/12	Peruvian New Sol 100,776	United States Dollar 38,435	State Street Bank and Trust Co.	(1,236)
6/13/12	Philippine Peso 86,337	United States Dollar 2,006	State Street Bank and Trust Co.	(24)
6/13/12	Philippine Peso 1,617,679	United States Dollar 38,284	State Street Bank and Trust Co.	(1,137)
6/13/12	Philippine Peso 2,540,080	United States Dollar 59,710	State Street Bank and Trust Co.	(1,383)
6/13/12	Polish Zloty 14,425	United States Dollar 4,212	State Street Bank and Trust Co.	(148)
6/13/12	Polish Zloty 6,505	United States Dollar 2,000	State Street Bank and Trust Co.	(167)
6/13/12	Polish Zloty 121,423	United States Dollar 38,041	State Street Bank and Trust Co.	(3,837)
6/13/12	Polish Zloty 192,444	United States Dollar 58,531	State Street Bank and Trust Co.	(4,321)
6/13/12	Russian Ruble 60,591	United States Dollar 2,000	State Street Bank and Trust Co.	(187)
6/13/12	Russian Ruble 93,697	United States Dollar 3,012	State Street Bank and Trust Co.	(209)
6/13/12	Russian Ruble 1,132,004	United States Dollar 38,140	State Street Bank and Trust Co.	(4,281)
6/13/12	Russian Ruble 1,758,361	United States Dollar 58,051	State Street Bank and Trust Co.	(5,456)
6/13/12	Singapore Dollar 2,536	United States Dollar 2,002	State Street Bank and Trust Co.	(34)
6/13/12	Singapore Dollar 47,412	United States Dollar 38,156	State Street Bank and Trust Co.	(1,362)
6/13/12	Singapore Dollar 74,407	United States Dollar 59,517	State Street Bank and Trust Co.	(1,773)
6/13/12	South African Rand 28,800	United States Dollar 3,458	State Street Bank and Trust Co.	(71)
6/13/12	South African Rand 15,935	United States Dollar 2,001	State Street Bank and Trust Co.	(127)
6/13/12	South African Rand 476,718	United States Dollar 58,796	State Street Bank and Trust Co.	(2,721)
6/13/12	South African Rand 296,883	United States Dollar 38,206	State Street Bank and Trust Co.	(3,284)
6/13/12	South Korean Won 2,336,890	United States Dollar 1,999	State Street Bank and Trust Co.	(20)
6/13/12	South Korean Won 43,332,073	United States Dollar 38,298	State Street Bank and Trust Co.	(1,600)
6/13/12	South Korean Won 68,710,846	United States Dollar 59,889	State Street Bank and Trust Co.	(1,697)

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/13/12	Swedish Krona 23,327	United States Dollar 3,256	State Street Bank and Trust Co.	$(46)
6/13/12	Swedish Krona 13,752	United States Dollar 2,001	State Street Bank and Trust Co.	(109)
6/13/12	Swedish Krona 405,167	United States Dollar 58,236	State Street Bank and Trust Co.	(2,482)
6/13/12	Swedish Krona 258,128	United States Dollar 38,182	State Street Bank and Trust Co.	(2,662)
6/13/12	Swiss Franc 2,088	United States Dollar 2,213	State Street Bank and Trust Co.	(63)
6/13/12	Swiss Franc 34,915	United States Dollar 38,237	State Street Bank and Trust Co.	(2,287)
6/13/12	Swiss Franc 55,440	United States Dollar 59,765	State Street Bank and Trust Co.	(2,682)
6/13/12	Taiwan Dollar 59,311	United States Dollar 2,002	State Street Bank and Trust Co.	(15)
6/13/12	Taiwan Dollar 1,114,038	United States Dollar 38,217	State Street Bank and Trust Co.	(896)
6/13/12	Taiwan Dollar 1,746,733	United States Dollar 59,538	State Street Bank and Trust Co.	(1,021)
6/13/12	Thai Baht 62,926	United States Dollar 2,003	State Street Bank and Trust Co.	(26)
6/13/12	Thai Baht 1,182,978	United States Dollar 38,145	State Street Bank and Trust Co.	(980)
6/13/12	Thai Baht 1,859,934	United States Dollar 59,559	State Street Bank and Trust Co.	(1,127)
6/13/12	Yuan Renminbi 240,909	United States Dollar 38,233	State Street Bank and Trust Co.	(394)
6/13/12	Yuan Renminbi 373,974	United States Dollar 59,286	State Street Bank and Trust Co.	(546)

Total		$3,008,580		$(128,273)

At May 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund engages in forward foreign currency exchange contracts to seek return, or as a substitute for the purchase of securities or currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At May 31, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $130,365.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At May 31, 2012, the maximum amount of loss the Fund would incur due to counterparty risk was $2,092, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At May 31, 2012, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $2,000 due to master netting agreements.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at May 31, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$2,092	(1)	$(130,365	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the period ended May 31, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Forward foreign currency exchange contracts	$43,344 (1)	$(128,273	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the period ended May 31, 2012, which is indicative of the volume of this derivative type, was approximately $1,380,000.

10 Currency Risk

Use of currency instruments by the Fund, including forward foreign currency exchange contracts, may involve substantial currency risk. The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

At May 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —
U.S. Treasury Obligations	$—	$2,097,462	$—	$2,097,462
Other	—	911,764	—	911,764

Total Investments	$—	$3,009,226	$—	$3,009,226

Forward Foreign Currency Exchange Contracts	$—	$2,092	$—	$2,092

Total	$—	$3,011,318	$—	$3,011,318

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(130,365)	$—	$(130,365)

Total	$—	$(130,365)	$—	$(130,365)

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on December 12, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Parametric Structured Currency Fund (the “Fund”), with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”). The Board reviewed information furnished for the December 12, 2011 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and/or the Fund’s policies with respect to “soft dollar” arrangements;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser and Sub-adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and Sub-advisers policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and
•	The terms of the investment advisory and administrative agreement and sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-Adviser and coordinating activities in implementing the Fund’s investment strategy. In this regard, the Board considered the Adviser’s role in supervising the Sub-Adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such personnel in making investments that provide exposure to non-U.S. currencies, such as investments in currency-linked derivatives including forward contracts, futures contracts, put and call options, and swaps. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies.

The Board also reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and sub-advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory, sub-advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

Officers and Trustees

Officers of Eaton Vance Parametric Structured Currency Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Parametric Structured Currency Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Parametric Structured Currency Fund

May 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5909-7/12	PPASCURSRC

Item 2.	Code of Ethics
Not required in this filing.

Item 3.	Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services
Not required in this filing.

Item 5.	Audit Committee of Listed Registrants
Not required in this filing.

Item 6.	Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson President
Date: July 12, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: July 12, 2012

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: July 12, 2012